Results of operation (Tables)	6 Months Ended
Jun. 30, 2023
Results of operation
Schedule of information about cost of goods sold

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Purchases of goods and services	316	539	858	783
Inventory movement	103	(205)	(264)	(160)
Total cost of goods sold	419	334	594	623

Schedule of information about operating expenses

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,763	(5,001)	12,762
Selling, general and administrative expenses	11,736	—	11,736
Other income and expenses	(273)	8	(265)
For the six months ended June 30, 2023	29,226	(4,993)	24,233

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	14,817	(7,752)	7,065
Selling, general and administrative expenses	8,729	—	8,729
Other income and expenses	(252)	102	(150)
For the six months ended June 30, 2022	23,294	(7,650)	15,644

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,892	(2,287)	6,605
Selling, general and administrative expenses	6,185	—	6,185
Other income and expenses	(227)	8	(219)
For the three months ended June 30, 2023	14,850	(2,279)	12,571

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	7,776	(4,306)	3,470
Selling, general and administrative expenses	4,536	—	4,536
Other income and expenses	(83)	69	(14)
For the three months ended June 30, 2022	12,229	(4,237)	7,992

Schedule of information about research and development expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Staff costs	3,386	2,595	7,381	5,090
Consulting and contractors' fees	890	612	1,694	1,304
Q&A regulatory	109	52	145	125
IP costs	112	120	241	222
Depreciation and amortization expense	318	245	631	496
Travel	292	206	572	328
Manufacturing and outsourced development	1,942	892	3,127	2,341
Clinical studies	1,190	2,642	2,567	4,252
Other expenses	292	410	723	657
IT	361	2	682	2
Capitalized costs	(2,287)	(4,306)	(5,001)	(7,752)
Total research and development expenses	6,605	3,470	12,762	7,065

Schedule of detailed information about selling, general and administrative expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Staff costs	2,390	1,647	4,802	3,329
Consulting and contractors' fees	2,279	1,104	3,857	2,104
Legal fees	257	181	485	415
Rent	107	127	195	202
Depreciation and amortization expense	242	229	484	440
IT	240	153	488	253
Travel	187	267	430	547
Insurance fees	289	427	576	835
Other	194	401	419	604
Total selling, general and administrative expenses	6,185	4,536	11,736	8,729

Schedule of detailed information about other operating income

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Recoverable cash advances
Initial measurement and re-measurement	6	11	39	28
R&D incentives (Australia)	268	41	289	137
Capitalization of R&D incentive	(8)	(69)	(8)	(102)
Other income/(expenses)	(47)	31	(55)	87
Total Other Operating Income/(Expenses)	219	14	265	150